Subsequent Events (Details) - USD ($)			6 Months Ended
	May 07, 2025	May 05, 2025	Mar. 31, 2025
Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Plan reserves			$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 900,000
Underwriting discounts		$ 4,980,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Price per share		$ 4
Gross proceeds		$ 6,000,000
Subsequent Event [Member] | IPO [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Stock issued		1,500,000
Subsequent Event [Member] | Over-Allotment Option [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Stock issued	225,000
Price per share	$ 0.001
Subsequent Event [Member] | Public offering [Member]
Subsequent Event [Line Items]
Stock issued		225,000
Price per share	$ 4